Summary of Significant Accounting Policies Summary of Significant Accounting Policies - Allowance for Doubtful Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Valuation Allowance [Line Items]
Charged to Costs and Expenses	$ 12
Allowance for Doubtful Accounts, Current [Member]
Valuation Allowance [Line Items]
Valuation Allowances and Reserves, Beginning Balance	41	$ 48	$ 196	$ 162
Charged to Costs and Expenses	11	11	50
Valuation Allowances and Reserves, Deductions	(18)	3	(16)
Valuation Allowances and Reserves, Adjustments	0	(162)	0
Valuation Allowances and Reserves, Ending Balance	$ 41	$ 48	$ 196	$ 162